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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended September 30, 2009. This series has June 30 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
GNMA, 6.50%, 10/15/2010 + (cost $150)	$151	$152

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FLOATING-RATE 0.3%
FHLMC, Ser. 2005-S001:
Class 1B2, 1.10%, 09/25/2035 +	1,740,877	158,594
Class 1B3, 1.45%, 09/25/2035 +	2,611,316	449,297

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $4,302,617)		607,891

ASSET-BACKED SECURITIES 2.2%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 1.00%, 08/10/2045 + 144A ••	4,083,445	41
Ser. 10A:
Class C, FRN, 1.00%, 09/07/2046 + 144A ••	10,479,283	105
Class D, FRN, 8.49%, 09/07/2046 + 144A ••	5,352,872	53
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.56%, 12/02/2041 + 144A ••	4,174,973	42
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033 +	2,078,484	1,196,724
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 1.65%, 09/15/2039 + 144A ••	5,000,000	50
Ser. 11A, Class D, FRN, 3.00%, 09/15/2039 + 144A ••	3,562,500	36
Ser. 13A, Class C, FRN, 1.37%, 03/17/2040 + 144A ••	1,500,000	15
Ser. 13A, Class D, FRN, 2.64%, 03/17/2040 + 144A ••	3,464,025	35
Ser. 15A, Class C, FRN, 5.93%, 02/16/2041 + 144A ••	1,730,000	173
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032 +	506,793	415,668
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024 +	260,694	254,844
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 + 144A ••	2,686,056	0
Long Beach Asset Holdings Corp. NIM Trust:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 + 144A ••	20,328	0
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 + 144A ••	7,000,000	0
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 + 144A ••	3,091,845	0
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 + 144A ••	1,579,207	0
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 + 144A ••	3,000,000	0
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A1J, FRN, 1.06%, 07/07/2040 + 144A	1,801,903	79,464
Ser. 2005-1A, Class A2, FRN, 1.26%, 07/07/2040 + 144A	3,603,806	104,258
Ser. 2005-1A, Class A3, FRN, 2.06%, 05/24/2035 + 144A	11,171,798	112
Ser. 2005-2A, Class A3, FRN, 1.97%, 11/05/2040 + 144A ••	8,021,180	80
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 + 144A ••	13,000,000	130
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026 +	62,179	52,489
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 0.00%, 08/25/2036 + 144A	850,550	0
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031 +	908,118	612,636
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 0.65%, 03/23/2010 + 144A	10,000,000	1,059,000
Telos CLO, Ltd., Ser. 2006-1A, Class D, FRN, 2.21%, 10/11/2021 + 144A	4,000,000	888,240

Total Asset-Backed Securities (cost $112,078,342)		4,664,195

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FLOATING-RATE 0.1%
Capmark, Ltd., Ser. 2006-7A, Class B, 0.61%, 08/15/2036 + 144A	4,500,000	181,665
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.05%, 01/25/2035 144A <	16,217,160	0

Total Commercial Mortgage-Backed Securities (cost $20,772,227)		181,665

CORPORATE BONDS 1.0%
FINANCIALS 1.0%
Diversified Financial Services 1.0%
Emigrant Capital Trust I, FRN, 3.28%, 12/10/2033 + 144A (cost $14,548,448)	14,500,000	2,165,749

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
FIXED-RATE 0.3%
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036 +	$1,740,000	$566,003
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 + 144A ••	382,457	15,031
Harborview NIM Corp.:
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 + 144A ••	7,919,415	61,771
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 + 144A ••	5,161,013	51,610
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 + 144A ••	2,658,537	0
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 + 144A ••	1,271,000	0
Ser. 2007-01A, Class N2, 8.35%, 03/19/2037 + 144A ••	10,151,953	94,413
Residential Accredit Loans, Inc. NIM Corp., Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 + 144A ••	387,227	0

		788,828

FLOATING-RATE 4.9%
Adjustable Rate Mtge. Trust, Ser. 2005-9, Class 4A2, 5.29%, 11/25/2035 +	5,096,048	1,409,156
Banc of America Funding Corp., Ser. 2006-D, Class 2A1, 3.94%, 05/20/2036 +	2,330,705	1,416,599
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1-M1, 3.57%, 01/20/2035 +	3,479,606	1,590,597
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.72%, 12/25/2035 +	1,799,844	1,099,155
Harborview Mtge. Loan Trust:
Ser. 2004-6, Class 1A, 2.35%, 08/19/2034 + ••	1,973,626	1,417,050
Ser. 2005-7, Class 1A2, 3.60%, 06/19/2045 +	9,000,324	2,610,044
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 0.65%, 09/25/2017 +	138,941	73,268
Washington Mutual Mtge. Securities Corp., Ser. 2005-AR3, Class A3, 4.63%, 03/25/2035 +	1,276,158	579,618
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 1.35%, 05/25/2044 +	1,863,669	353,389

		10,548,876

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $56,461,332)		11,337,704

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 10.6%
FIXED-RATE 2.0%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 + 144A ••	1,121,995	0
First Horizon Mtge. Pass-Through Trust, Ser. 2005-AR4, Class 1A2, 3.05%, 09/25/2035 +	495,646	158,176
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 3.82%, 12/25/2032 +	21,392	9,079
MASTR Alternative Loan Trust, Ser. 2005-2, Class 1A2, 6.50%, 03/25/2035 +	442,042	300,347
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%, 10/25/2034 + 144A	1,937,919	1,797,148
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 + 144A	1,151,894	150,362
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 + 144A	4,677,106	1,798,242

		4,213,354

FLOATING-RATE 8.6%
Banc of America Mtge. Securities, Inc.:
Ser. 2002-E, Class A1, 3.92%, 06/20/2031 +	975,420	807,313
Ser. 2002-K, Class 2A1, 4.31%, 10/20/2032 +	70,870	53,116
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 2.49%, 11/25/2034 +	4,247,239	2,353,761
Ser. 2004-HYB8, Class 5A1, 4.12%, 01/20/2035 +	1,462,369	1,130,823
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 4.49%, 12/19/2039 +	55,606	38,317
Ser. 2003-AR20, Class A4, 3.88%, 08/25/2033 +	1,510,526	1,407,567
Ser. 2004-AR02, Class 3A1, 5.23%, 03/25/2034 +	455,143	371,329
DSLA Mtge. Loan Trust:
Ser. 2004-AR3, Class 1A1B, 3.23%, 07/19/2044 +	58,197	17,274
Ser. 2005-AR1, Class X2, IO, 2.83%, 03/19/2045 +	27,935,253	1,044,779
Ser. 2005-AR2, Class X2, IO, 2.68%, 03/19/2045 +	66,997,013	2,511,048
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, IIFRN, 58.38%, 10/25/2032 +	664,491	1,027,920
Housing Securities, Inc., Ser. 92-Sl, Class A2, 2.95%, 05/25/2016 +	88,819	84,994
IMPAC Secured Assets Corp., Ser. 2005-1, Class 5A6, 0.56%, 07/25/2035 +	211,908	106,744

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
IndyMac INDX Mtge. Loan Trust:
Ser. 2004-AR14, Class AX2, IO, 0.71%, 01/25/2035 +	$2,312	$0
Ser. 2005-AR3, Class 4A1, 5.38%, 04/25/2035 +	2,445,191	1,687,442
Ser. 2005-AR8, Class AX2, IO, 1.07%, 04/25/2035 +	50,371,129	1,495,015
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 5.34%, 01/25/2034 +	1,612,064	1,296,313
Ser. 2004-8, Class 7A1, 5.34%, 09/25/2034 +	2,836,659	2,205,899
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 1.05%, 03/25/2035 +	24,048,684	919,881
Structured Asset Securities Corp., Ser. 2003-37A, Class 7A, 4.16%, 12/25/2033 +	24,075	19,161

		18,578,696

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $35,272,264)		22,792,050

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 25.1%
FIXED-RATE 16.2%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032 +	6,739,974	5,036,029
Ser. 2002-16, Class B1, 6.00%, 12/25/2032 +	2,084,974	1,241,581
Ser. 2002-18, Class M, 6.00%, 02/25/2033 +	4,611,958	3,745,373
Ser. 2002-28, Class M, 6.50%, 10/25/2032 +	3,913,348	2,661,905
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033 +	2,167,311	455,973
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 +	3,058,229	2,701,150
Ser. 2004-2, 5.25%, 03/25/2034 +	8,145,441	6,511,384
Ser. 2004-3, 5.00%, 03/25/2034 +	4,941,660	1,897,152
Ser. 2005-2, 4.75%, 03/28/2034 +	5,703,426	4,805,820
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.11%, 09/25/2032 +	1,627,030	1,266,188
Ser. 2002-17, Class B2, 6.11%, 09/25/2032 +	2,671,450	1,433,430
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033 +	368,791	327,229
Ser. 2005-4XS, Class 2A1A, 5.07%, 03/25/2035 +	793,768	482,952
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 + 144A	10,924,012	1,559,566
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032 +	1,522,080	792,879

		34,918,611

FLOATING-RATE 8.9%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 4.38%, 06/20/2035 +	10,367,299	1,107,228
Ser. 2005-E, Class DB2, 4.38%, 06/20/2035 +	3,429,433	285,740
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 4.42%, 07/20/2032 +	314,192	86,487
Ser. 2002-K, Class B4, 3.77%, 10/20/2032 + 144A	171,547	31,939
Ser. 2004-G, Class B3, 3.98%, 08/25/2034 +	3,404,082	753,230
Ser. 2004-H, Class B2, 3.75%, 09/25/2034 +	2,700,376	591,187
Ser. 2004-H, Class B3, 3.75%, 09/25/2035 +	1,453,676	344,244
Ser. 2004-I, Class B3, 4.42%, 10/25/2035 +	1,453,281	429,215
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 3.57%, 01/20/2035 +	2,366,402	837,517
Ser. 2004-HYB8, Class 1B2, 3.57%, 01/20/2035 +	1,809,800	284,002
Ser. 2004-HYB8, Class 1M2, 3.57%, 01/20/2035 +	3,062,435	669,081
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 4.87%, 01/25/2033 +	8,561	3,831
Ser. 2003-AR05, Class 2A3, 4.29%, 01/25/2033 +	59,515	22,293
Ser. 2003-AR09, Class 1A3, 3.69%, 03/25/2033 +	2,632	1,174
Ser. 2003-AR15, Class 2A2, 3.96%, 06/25/2033 +	378,126	225,414
Ser. 2003-AR18, Class 2A4, 3.85%, 07/25/2033 +	181,476	123,370
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class 2A2, 3.37%, 11/19/2034 +	479,829	343,820
Ser. 2004-7, Class B2, 3.61%, 11/19/2034 +	1,265,927	125,129
Ser. 2004-7, Class B3, 3.61%, 11/19/2034 +	3,272,436	189,673

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Harborview Mtge. Loan Trust:
Ser. 2005-8, Class 2B4, 3.56%, 02/19/2035 + ••	$1,263,907	$0
Ser. 2005-8, Class 2B3, 3.25%, 02/19/2035 +	7,740,979	4,412
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 4.41%, 02/28/2033 + 144A	1,789,384	470,271
Ser. 2004-2, Class M-3, 4.41%, 02/28/2033 + 144A	1,565,336	184,224
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 4.62%, 02/25/2034 +	1,477,812	547,413
Ser. 2004-15, Class B3, 4.60%, 12/25/2034 +	2,963,034	58,888
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.02%, 09/25/2036 +	2,945,691	745,552
MLCC Mtge. Investors Trust, Ser. 2003-G, Class B1, 2.99%, 01/25/2029 + 144A	759,185	363,280
MortgageIT Trust:
Ser. 2005-4, Class B1, 1.35%, 10/25/2035 +	540,530	70,453
Ser. 2005-4, Class B2, 2.00%, 10/25/2035 +	540,530	110,316
Ser. 2005-4, Class M3, 0.82%, 10/25/2035 +	1,621,591	409,781
Ser. 2005-4, Class M4, 0.90%, 10/25/2035 +	868,092	27,108
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-08, Class B3, 4.05%, 07/25/2034 +	6,867,124	131,056
Ser. 2004-14, Class B6, 4.32%, 10/25/2034 + •• ☐	4,365,379	224,380
Ser. 2004-16, Class 1A, 3.91%, 11/25/2034 +	7,581,656	5,851,204
Ser. 2004-16, Class B6, 4.96%, 11/25/2034 + ••	5,618,428	25,508
Ser. 2004-16, Class 1A3, 3.91%, 11/25/2034 +	561,604	207,857
Ser. 2004-18, Class 3A2, 5.26%, 12/25/2034 +	5,022,493	1,691,438
Ser. 2005-12, Class B4, 5.16%, 06/25/2035 + ••	2,712,967	34,334
Ser. 2005-12, Class B6, 5.58%, 06/25/2035 + ••	1,307,791	13
Ser. 2006-7, Class 1A2, 5.69%, 08/25/2036 + ☐	3,928,964	619,205
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 1.25%, 12/19/2033 +	953,717	266,922
Structured Asset Securities Corp., Ser. 2004-2AC, Class B, 3.58%, 02/25/2034 +	457,383	147,272
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 2.30%, 04/25/2044 +	3,043,194	378,147
Ser. 2004-AR2, Class B2, 2.30%, 04/25/2044 +	2,637,082	258,381

		19,281,989

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $154,550,373)		54,200,600

YANKEE OBLIGATIONS – CORPORATE 3.2%
FINANCIALS 3.2%
Diversified Financial Services 3.2%
MMCAPS Funding XIX, Ltd., FRN, 6.86%, 01/12/2038 + 144A ••	1,000,000	15,800
Preferred Term Securities VIII, Ltd., FRN, 2.50%, 01/03/2033 + 144A	10,079,025	211,659
Preferred Term Securities XI, Ltd., FRN, 1.89%, 09/24/2033 + 144A	500,000	51,240
Preferred Term Securities XII, Ltd., FRN, 1.91%, 12/24/2033 + 144A	15,900,000	1,629,750
Preferred Term Securities XIII, Ltd., FRN, 1.86%, 03/24/2034 + 144A	6,000,000	614,880
Preferred Term Securities XIV, Ltd., FRN, 1.86%, 06/24/2034 + 144A	8,820,000	1,424,783
Preferred Term Securities XXIII, Ltd., FRN:
0.50%, 12/22/2036 + 144A	5,602,209	2,697,016
1.90%, 12/22/2036 + 144A	11,436,026	102,238
Regional Diversified Funding, FRN, 1.82%, 01/25/2036 + 144A	5,000,000	79,950

Total Yankee Obligations – Corporate (cost $63,587,710)		6,827,316

	Shares	Value

SHORT-TERM INVESTMENTS 52.3%
MUTUAL FUND SHARES 52.3%
Evergreen Institutional Money Market Fund, Class I, 0.13% ø q (cost $112,798,636)	112,798,636	112,798,636

Total Investments (cost $574,372,099) 100.0%		215,575,958
Other Assets and Liabilities (100.0%)		(215,575,958)

Net Assets 0.0%		$0

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

••	Security which has defaulted on payment of interest and/or principal.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	Security is currently paying interest in-kind.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On September 30, 2009, the aggregate cost of investments for federal income tax purposes was $574,372,099. The gross unrealized appreciation and depreciation on investments based on tax cost was $257,113 and $359,053,254, respectively, with a net unrealized depreciation of $358,796,141.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$4,664,195	$0	$ 4,664,195
Mortgage-backed securities	0	88,053,651	1,066,411	89,120,062
Corporate debt securities	0	8,993,065	0	8,993,065
Short-term investments	112,798,636	0	0	112,798,636

	$112,798,636	$101,710,911	$1,066,411	$215,575,958

Payable to affiliate	$0	$0	$228,746,490	$228,746,490

5

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mortgage Backed Securities	Payable to affiliate

Balance as of June 30, 2009	$1,178,553	$220,504,609
Realized gains or losses	(3,158,516)	0
Change in unrealized gains or losses	1,617,508	8,241,881
Net purchases (sales)	(117,902)	0
Transfers in and/or out of Level 3	1,546,768	0

Balance as of September 30, 2009	$1,066,411	$228,746,490

Change in unrealized gains or losses included in earnings relating to securities still held at September 30, 2009	$47,394	$8,241,881

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: November 25, 2009